CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue recognized	$ 1.2	$ 2.8	$ 4.0
Selling expenses recognized	$ 9.4	$ 4.4	$ 0.8